Notes to the Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	₱ 246,392	₱ 212,099
Cash flows		699
Foreign exchange movement		(1,917)
Others		35,511
Ending balance		246,392
Interest-bearing financial liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	222,765	192,556
Cash flows	28,538	31,979
Foreign exchange movement	2,440	(1,917)
Others	(1,186)	147
Ending balance	252,557	222,765
Lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	20,025	16,315
Cash flows	(6,547)	(5,781)
Others	8,208	9,491
Ending balance	21,686	20,025
Derivative Financial Labilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	536	113
Cash flows	(25)	(430)
Others	(296)	853
Ending balance	215	536
Accrued interests and other related costs [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,872	1,531
Cash flows	(8,922)	(8,348)
Others	8,833	8,689
Ending balance	1,783	1,872
Dividends Payable [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,194	1,584
Cash flows	(17,712)	(16,721)
Others	18,226	16,331
Ending balance	₱ 1,708	₱ 1,194